WILSHIRE VARIABLE INSURANCE TRUST

(the “Trust”)

Balanced Fund

Supplement dated February 22, 2013 to the Trust’s Summary Prospectus dated May 1, 2012, with respect to the Balanced Fund.

Effective on or about March 24, 2013, the Balanced Fund will no longer invest in the Wilshire Large Cap Core Plus Fund and the International Equity Fund.  As of that date, the Fund will invest substantially all of its assets in the Income Fund, the Wilshire Large Company Growth Portfolio (the “Large Company Growth Portfolio”), the Wilshire Large Company Value Portfolio (the “Large Company Value Portfolio”), the Wilshire Small Company Growth Portfolio (the “Small Company Growth Portfolio”), the Wilshire Small Company Value Portfolio (the “Small Company Value Portfolio”) and the Wilshire International Equity Fund. Accordingly, effective on that same date, the indirect expenses that shareholders bear will also change and the Fund will pay Rule 12b-1 fees on all of its assets except for those assets invested in the Income Fund. All references to the Wilshire Large Cap Core Plus Fund and the International Equity Fund will be deleted from the Summary Prospectus and the following other changes to the Summary Prospectus will become effective:

The following information replaces the first paragraph under the heading“ Principal Investment Strategies:”

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. As a matter of investment policy, 0% to 35% of the value of its assets will be invested in the Income Fund, 0% to 20% of the value of its assets will be invested in the Large Company Growth Fund, 0% to 20% of the value of its assets will be invested in the Large Company Value Fund, 0%  to 5% of the value of its assets will be invested in the Small Company Growth Fund, 0% to 5% of the value of its assets will be invested in the Small Company Value Fund and 0% to 15% will be invested in the Wilshire International Equity Fund. Under normal circumstances, the Fund’s target asset mix is 65% equity securities and 35% fixed income securities. In addition, the Fund may invest in certain individual securities, including money market instruments and U.S. government securities.

The following information is added under the heading “Principal Investment Strategies:”

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

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The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations – greater than approximately $250 million as of December 31, 2012.

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The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings. Often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock of companies with large market capitalizations – greater than $250 million as of December 31, 2012.

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The Large Company Value Portfolio invests generally in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

•	The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with small market capitalizations.

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The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

•	The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with small market capitalizations.

•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book values ratios, low price to earnings ratios and relatively high dividend yields.

•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

For the Wilshire International Equity Fund, the following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

•	The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

•	The Wilshire International Equity Fund invests in companies, wherever organized, which do business primarily outside the United States.

•	The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries.

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The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.

•	The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs.

•	The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies.

•	The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

The following information replaces the first paragraph under the heading “Principal Risks:”

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly or indirectly, as investing in the Income Fund, the Large Company Growth Fund, the Large Company Value Fund, the Small Company Growth Fund, the Small Company Value Fund and the Wilshire International Equity Fund.  Investing in the Fund involves the following principal risks:

The following information replaces the sub-headings “Equity Risk” and Multi-Managed Fund Risks” under the heading “Principal Risks:”

Equity Risk.  The principal risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund is equity risk.  This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.  Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments.  The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund.  Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

All references to “Short Sale Risk” and “Real Estate Investment Trust Risk” are deleted and the following information is added under the heading “Principal Risks”:

Style Risk.  The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolio’s growth or value styles will perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE.